UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 SEPTEMBER 2009

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Holdings, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-13172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Chief Operating Officer
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA     November 13, 2009
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]


Report Type:
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

NONE

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
                                             ---------------
Form 13F Information Table Entry Total:       14
                                             ---------------
Form 13F Information Table Value Total:       $2,560,343
                                              --------------
                                              (thousands)

List of Other Included Managers:

Form 13F File Number    Name

28-12033                ValueAct Capital Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEM CORP       COM       018581108    205,370    3,362,318    SH           Sole        1      3,362,318
-----------------------------------------------------------------------------------------------------------------------------------
C R BARD INC                    COM       067383109    110,974    1,411,700    SH           Sole        1      1,411,700
-----------------------------------------------------------------------------------------------------------------------------------
EQUIFAX INC                     COM       294429105    112,406    3,857,457    SH           Sole        1      3,857,457
-----------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW-CL A      COM       366651107    379,834   20,790,013    SH           Sole        1     20,790,013
-----------------------------------------------------------------------------------------------------------------------------------
GEN-PROBE INC NEW               COM       36866T103     53,068    1,280,600    SH           Sole        1      1,280,600
-----------------------------------------------------------------------------------------------------------------------------------
IMMUCOR INC                     COM       452526106     65,759    3,715,200    SH           Sole        1      3,715,200
-----------------------------------------------------------------------------------------------------------------------------------
INVERNESS MEDICAL INNOVATIONS PFDCONVSERB 46126P304     12,146       46,629    SH           Sole        1         46,629
-----------------------------------------------------------------------------------------------------------------------------------
INVERNESS MEDICAL INNOVATIONS   COM       46126P106    132,216    3,413,782    SH           Sole        1      3,413,782
-----------------------------------------------------------------------------------------------------------------------------------
MDS INC                         COM       55269P302    189,252   23,107,700    SH           Sole        1     23,107,700
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                   COM       803111103    388,893   34,909,567    SH           Sole        1     34,909,567
-----------------------------------------------------------------------------------------------------------------------------------
THOMSON REUTERS CORP            COM       884903105    189,016    5,630,518    SH           Sole        1     5,630,518
-----------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL    COM       91911X104    498,792   17,775,903    SH           Sole        1     17,775,903
-----------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC                    COM       92343E102     59,336    2,504,700    SH           Sole        1      2,504,700
-----------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTD       SHS       G96655108    163,281    5,786,010    SH           Sole        1      5,786,010
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